Consolidated Statement of Changes in Shareholders' Equity - 11 months ended Dec. 31, 2021 - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Total
Beginning balance, value at Jan. 20, 2021
Beginning balance, shares at Jan. 20, 2021
Issuance of Common Shares in exchange for cash (Note 1)		$ 90				90
Issuance of Common Shares in exchange for cash (Note 1), shares		2,800,000
Issuance of Common Shares as part of the Plan of Merger (Note 1)		$ 359,505	(359,505)
Issuance of Common Shares as part of the Plan of Merger (Note 1), shares		1,000,000
Issuance of 1,003,012 Common Shares, net of issuance costs of $138,256 (Note 1)		$ 1,478,582				1,478,582
Issuance of 10,030,110 Common Shares, net of issuance costs of $138,256 (Note 1), shares		1,003,012
Issuance of 1,001,242 Units, net of issuance costs of $62,155 (Note 1)		$ 2,519,766	199,672			2,719,438
Issuance of 10,012,418 Units, net of issuance costs of $62,155 (Note 1), shares		1,001,242
Share-based compensation related to grants of stock options			355,334			355,334
Foreign currency translation adjustment loss, net of provision for income taxes					(35,998)	(35,998)
Net loss				(2,921,325)		(2,921,325)
Ending balance, value at Dec. 31, 2021		$ 4,357,943	$ 195,501	$ (2,921,325)	$ (35,998)	$ 1,596,121
Ending balance, shares at Dec. 31, 2021		5,804,254